Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	DR REDDYS LABORATORIES LTD
Entity Central Index Key	0001135951
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	RDY
Entity Common Stock, Shares Outstanding	166,065,948
Entity Shell Company	false
Entity Emerging Growth Company	false